CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 169,085	$ 8,244	$ 289,461	$ 11,216	$ 115,994	$ 0
Cost of goods sold	606,187	3,605	1,194,510	5,318	455,587	0
Gross (loss) profit	(437,102)	4,639	(905,049)	5,898	(339,593)	0
General and administrative	2,340,929	1,403,210	4,904,758	2,356,118	6,058,996	2,533,569
Total operating expenses	2,340,929	1,403,210	4,904,758	2,356,118	6,058,996	2,533,569
Net Operating Loss	(2,778,031)	(1,398,571)	(5,809,807)	(2,350,220)	(6,398,589)	(2,533,569)
Other income (expense):
Gain on settlement of warrants					0	235,053
Interest expense	(862,211)	(1,135)	(1,690,536)	(966,123)	(968,471)	(1,515,902)
Loss on legal settlement	0	(70,000)	0	(70,000)	(70,000)
(Loss) Gain on waiver and commitment fee shares	(11,619)	0	186,654	0
Gain on settlement of accrued salary	0	0	15,032	0	0	6,988
Loss (Gain) on settlement of accounts payable	0	0	(78,235)	6,045	6,045	399,761
Gain on settlement of notes payable	0	0	0	1,836	1,836	35,236
Grant Income	0	52	0	52	0	3,000
(Loss) Gain on revaluation of derivative liabilities	(153,424)	0	(73,587)	(493,455)	(493,455)	508,839
Total other expense	(1,027,254)	(71,083)	(1,640,672)	(1,521,645)	(1,524,045)	(327,025)
Loss before provision for income taxes	(3,805,285)	(1,469,654)	(7,450,479)	(3,871,865)	(7,922,634)	(2,860,594)
Provision for income taxes	0	0	0	0	0	0
Net loss	(3,805,285)	(1,469,654)	(7,450,479)	(3,871,865)	(7,922,634)	(2,860,594)
Preferred stock dividends	(80,392)	(54,115)	(160,084)	(74,614)	(185,202)	(75,535)
Preferred stock deemed dividends	0	0	0	(332,242)	(3,118,530)	0
Net loss available to common shareholders	$ (3,885,677)	$ (1,523,769)	$ (7,610,563)	$ (4,278,721)	$ (11,226,366)	$ (2,936,129)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.06)	$ (0.03)
Weighted average shares outstanding - basic and diluted (in Shares)	221,523,073	201,678,218	217,634,736	194,455,386	203,000,201	105,177,272
Service [Member]
Revenue	$ 180,375	$ 8,244	$ 272,836	$ 11,216
Cost of goods sold	605,706	3,605	1,183,262	5,318
Product [Member]
Revenue	(11,290)	0	16,625	0
Cost of goods sold	$ 481	$ 0	$ 11,248	$ 0